AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks
Australia — 4.1%
Charter Hall Group, REIT	135,516	$1,652,033
Dexus, REIT	141,754	1,155,058
Goodman Group, REIT	37,511	636,807
Mirvac Group, REIT	370,708	686,061
		4,129,959
Belgium — 1.0%
Aedifica SA, REIT	4,138	520,672
VGP NV	1,994	514,022
		1,034,694
Canada — 1.6%
RioCan Real Estate Investment Trust, REIT	80,413	1,622,861
China — 0.5%
ESR Cayman Ltd., 144A*	160,000	494,776
France — 2.0%
ARGAN SA, REIT(a)	4,556	583,037
ICADE, REIT	6,376	409,387
Klepierre SA, REIT*	27,748	736,710
Unibail-Rodamco-Westfield, REIT*	4,321	324,209
		2,053,343
Germany — 3.5%
Sirius Real Estate Ltd.	306,762	505,873
VIB Vermoegen AG	1,532	61,741
Vonovia SE	62,987	2,936,965
		3,504,579
Hong Kong — 4.3%
CK Asset Holdings Ltd.	106,097	725,062
Link REIT, REIT	186,943	1,592,596
Sun Hung Kai Properties Ltd.	128,106	1,519,894
Wharf Real Estate Investment Co. Ltd.	114,701	567,417
		4,404,969
Japan — 9.2%
Daiwa House REIT Investment Corp., REIT	253	681,519
GLP J-REIT, REIT	690	1,049,862
Invincible Investment Corp., REIT	1,236	426,863
Japan Metropolitan Fund Investment Corp., REIT	1,189	1,004,685
Mitsui Fudosan Co. Ltd.	95,426	2,034,868
Mitsui Fudosan Logistics Park, Inc., REIT	130	613,794
Nippon Building Fund, Inc., REIT	155	879,968
Nomura Real Estate Holdings, Inc.	35,200	840,721
Nomura Real Estate Master Fund, Inc., REIT	589	779,389
Tokyu Fudosan Holdings Corp.	90,370	496,379
United Urban Investment Corp., REIT	446	514,772
		9,322,820
Macau — 0.4%
Sands China Ltd.*	183,209	437,113
	Shares	Value
Common Stocks (continued)
Netherlands — 0.4%
CTP NV, 144A	11,094	$186,362
Eurocommercial Properties NV, REIT	6,978	190,869
		377,231
Singapore — 3.9%
CapitaLand Integrated Commercial Trust, REIT	407,057	673,491
Capitaland Investment Ltd.*	381,798	1,119,657
Frasers Logistics & Commercial Trust, REIT	685,500	736,369
Keppel REIT, REIT	763,670	686,543
Parkway Life Real Estate Investment Trust, REIT	220,844	764,562
		3,980,622
Spain — 1.4%
Cellnex Telecom SA, 144A	10,432	501,490
Merlin Properties Socimi SA, REIT	80,725	941,923
		1,443,413
Sweden — 2.2%
Castellum AB	21,846	540,909
Catena AB	8,984	543,507
Fastighets AB Balder (Class B Stock)*	13,888	914,506
Wihlborgs Fastigheter AB	9,595	200,812
		2,199,734
Switzerland — 0.4%
PSP Swiss Property AG	2,779	365,169
United Kingdom — 6.1%
Assura PLC, REIT	691,531	610,365
British Land Co. PLC (The), REIT	137,095	952,694
Derwent London PLC, REIT	9,959	419,534
Grainger PLC	122,721	468,422
Safestore Holdings PLC, REIT	46,538	806,456
Segro PLC, REIT	51,619	912,668
Tritax Big Box REIT PLC, REIT	283,756	900,925
UNITE Group PLC (The), REIT	35,443	537,399
Urban Logistics REIT PLC, REIT	97,351	243,955
Workspace Group PLC, REIT	40,619	369,107
		6,221,525
United States — 58.3%
American Tower Corp., REIT	4,590	1,153,100
Americold Realty Trust, REIT(a)	49,684	1,385,190
Apartment Income REIT Corp., REIT	20,885	1,116,512
Boyd Gaming Corp.	7,885	518,675
Brixmor Property Group, Inc., REIT	23,554	607,929
Caesars Entertainment, Inc.*	1,166	90,202
Camden Property Trust, REIT	9,406	1,563,277
Digital Realty Trust, Inc., REIT(a)	20,997	2,977,375
Duke Realty Corp., REIT	44,634	2,591,450
Equinix, Inc., REIT	927	687,482
Essex Property Trust, Inc., REIT	7,905	2,731,019
Extra Space Storage, Inc., REIT	12,011	2,469,462
Healthcare Trust of America, Inc. (Class A Stock), REIT	28,301	886,953
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Healthpeak Properties, Inc., REIT	73,482	$2,522,637
Highwoods Properties, Inc., REIT	21,871	1,000,379
Host Hotels & Resorts, Inc., REIT(a)	83,323	1,618,966
Invitation Homes, Inc., REIT	94,579	3,800,184
Jones Lang LaSalle, Inc.*	5,641	1,350,794
Kimco Realty Corp., REIT	64,892	1,602,832
Prologis, Inc., REIT	35,299	5,700,082
Public Storage, REIT	14,970	5,842,492
Realty Income Corp., REIT	41,002	2,841,439
Simon Property Group, Inc., REIT	27,635	3,635,661
Spirit Realty Capital, Inc., REIT	17,259	794,259
Sun Communities, Inc., REIT(a)	9,195	1,611,792
UDR, Inc., REIT	55,410	3,178,872
Ventas, Inc., REIT	14,394	888,973
Welltower, Inc., REIT	40,375	3,881,652
		59,049,640

Total Long-Term Investments (cost $87,275,960)		100,642,448
Short-Term Investments — 8.2%
Affiliated Mutual Fund — 7.9%
PGIM Institutional Money Market Fund (cost $8,007,681; includes $8,006,551 of cash collateral for securities on loan)(b)(we)	8,015,382	8,008,168
Unaffiliated Fund — 0.3%
Dreyfus Government Cash Management (Institutional Shares)	243,721	243,721
(cost $243,721)

Total Short-Term Investments (cost $8,251,402)		8,251,889

TOTAL INVESTMENTS—107.5% (cost $95,527,362)		108,894,337

Liabilities in excess of other assets — (7.5)%		(7,558,126)

Net Assets — 100.0%		$101,336,211

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,783,350; cash collateral of $8,006,551 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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